Related undertakings - Associated undertakings and joint arrangements (Details) - 12 months ended Mar. 31, 2018 € in Millions, Ksh in Trillions	KES (Ksh)	EUR (€)
H3ga Properties (No 3) Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Mobileworld Communications Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Mobileworld Operating Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Foundation Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Hutchison Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Hutchison Finance Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Hutchison Receivables Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Network Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
HBO Netherlands Channels sro
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
COOP Mobil s.r.o.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	33.33%
Wataneya Telecommunications S.A.E
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Safenet N.P,A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Victus Networks S.A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
FireFly Networks Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Indus Towers Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	42.00%
Siro Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VND S.p.A
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	35.00%
Safaricom Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	22.58%
Fair value of investment in associate	Ksh 1.2	€ 9,963
Tomorrow Street SCA
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Esprit Telecom B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
XB Facilities B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Financial Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Zesko B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Bond Company B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Netwerk B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Zoranet Connectivity Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Amsterdamse Beheer- en Consultingmaatschappij B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Torenspits II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Nederland Holding I B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Nederland Holding II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Nederland Holding III B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Ziggo Group B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ Financing I B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ Financing II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Bond Finance B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Deelnemingen B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Finance 2 B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Holding B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Netwerk II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Real Estate B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Secured Finance B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Secured Finance II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Services Employment B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Services Netwerk 2 B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Zakelijk Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
ZUM B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Libertel B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Cooperatie Nederland Cooperatief U.A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
FinCo Partner 1 B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE HoldCo V B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE HoldCo VI B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE Holdco VII B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE HoldCo VIII B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VodafoneZiggo Group Holding B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
HBO Netherlands Distribution B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Liberty Global Content Netherlands B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Rural Connectivity Group Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	33.33%
TNAS Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Centurion GSM Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Celfocus - Solucoes Informaticas Para Telecomunicacoes S.A
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	45.00%
SPORT TV PORTUGAL, S.A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Netgrid Telecom SRL
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Autoconnex Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	35.00%
Digital Mobile Spectrum Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Cable and Wireless Trade Mark Management Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Cornerstone Telecommunications Infrastructure Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LG Financing Partnership
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Financing Partnership
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Secured Finance Partnership
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodacom Group Limited
Associated undertakings and joint arrangements
Ownership interest (as a percent)	64.52%